Current and Deferred Taxes	12 Months Ended
Dec. 31, 2022
Current and Deferred Taxes [Abstract]
CURRENT AND DEFERRED TAXES

NOTE 13 - CURRENT AND DEFERRED TAXES

a.	Current taxes

As of December 31, 2022 and 2021, the Bank recognises taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	(36,514)	(121,534)
Current tax liabilities	148,680	-

Total tax payable (recoverable)	112,166	(121,534)

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	147,668	4,434
Minus:
Provisional monthly payments	(33,021)	(138,515)
Credit for training expenses	(2,039)	(2,110)
Grant credits	(1,160)	-
Other	718	14,657
Total tax payable (recoverable)	112,166	(121,534)

b.	Effect on income

The effect of income tax expense on income for the years ended December 31, 2022, 2021 and 2020 is comprised of the following items:

	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Income tax expense
Current tax	139,961	4,434	174,205

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(52,181)	226,810	(28,465)
Valuation provision		-	-
Subtotals	87,780	231,244	145,740
Tax for rejected expenses (Article No21)	236	210	1,354
Other	5,608	(9,790)	(4,561)
Net charges for income tax expense	93,624	221,664	142,533

c.	Effective tax rate reconciliation

The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2022, 2021 and 2020, is as follows:

	For the year ended,
	2022		2021		2020
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	238,415	27.00	290,005	27.00	187,721
Price level restatement for tax purposes (1)	(18.70)	(165,164)	(7.56)	(81,235)	(6.15)	(42,730)
Single penalty tax (rejected expenses)	0.03	236	(0.01)	210	0.19	1,354
Other	2.28	20,137	0.00	12,684	(0.55)	(3,812)
Effective tax rates and expenses for income tax	10.61	93,624	19.43	221,664	20.50	142,533

(1)	Mainly corresponds to the permanent differences originated from the Tax Capital Monetary Correction and the effect of the bonds received under article 104 of the Tax Law.

d.	Effect of deferred taxes on comprehensive income

Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2022 and 2021:

	As of December 31,
	2022	2021
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	76,512	33,489
Cash flow hedges	35,689	100,867
Total deferred tax assets recognised through other comprehensive income	112,201	134,356

Deferred tax liabilities
Debt instruments at FVOCI	(46,976)	(1,839)
Cash flow hedges	(3,603)	-
Total deferred tax liabilities recognised through other comprehensive income	(50,579)	(1,839)

Net deferred tax balances in equity	61,622	132,517

Deferred taxes in equity attributable to shareholders of the Bank	61,821	132,724
Deferred tax in equity attributable to non-controlling interests	(199)	(207)

e.	Effect of deferred taxes on income

As of December 31, 2022 and 2021, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2022	2021
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	17,670	9,815
Extraordinary charge-offs	29,613	12,687
Assets received in lieu of payment	1,223	2,843
Exchange rate adjustments	-	16,611
Property, plant and equipment valuation	4,708	1,545
Allowance for loan losses	276,364	329,028
Provision for expenses	88,372	83,174
Derivatives	50	-
Leased assets	95,152	107,564
Subsidiaries tax losses	5,570	12,757
Right of use assets	887	516
Others	9,444	-
Total deferred tax assets	529,053	576,540

Deferred tax liabilities
Valuation of investments	423	151,062
Fixed assets valuation	-	2,001
Prepaid expenses	7,285	18,895
Valuation provision	3,147	8,228
Derivatives	289,352	245,517
Exchange rate adjustments	8,779	-
Other	17,162	113
Total deferred tax liabilities	326,148	425,816

f.	Summary of deferred tax assets and liabilities

Below is a summary of the deferred taxes impact on equity and income:

	As of December 31,
	2022	2021
	MCh$	MCh$
Deferred tax assets
Recognised through other comprehensive income	112,201	134,356
Recognised through profit or loss	529,053	576,540
Total deferred tax assets	641,254	710,896

Deferred tax liabilities
Recognised through other comprehensive income	50,579	1,839
Recognised through profit or loss	326,148	425,816
Total deferred tax liabilities	376,727	427,655